Statements of Changes in Stockholder's Equity - USD ($) $ in Millions		Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2016		$ 67.5	$ 2.0	$ 45.2	$ 17.7	$ 2.6
Equity
Net income		2.9			2.9
Dividends to Parent		(15.8)			(15.8)
Other comprehensive income (loss)		(0.2)				(0.2)
Ending Balance at Dec. 31, 2017		54.4	2.0	45.2	4.8	2.4
Equity
Net income		2.0			2.0
Dividends to Parent		(6.0)			(6.0)
Other comprehensive income (loss)		(1.1)				(1.1)
Ending Balance at Dec. 31, 2018		49.3	2.0	45.2	0.4	1.7
Equity
Net income		1.6			1.6
Dividends to Parent	[1]	(4.7)		(3.4)	(1.3)
Other comprehensive income (loss)		1.0				1.0
Ending Balance at Dec. 31, 2019		$ 47.2	$ 2.0	$ 41.8	$ 0.7	$ 2.7

[1]	Dividends are required to be deducted from retained earnings available as of the dividend date and when depleted, deducted from additional paid-in capital.